Combined and Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
The following table provides a reconciliation of cash and cash equivalents and restricted cash and cash equivalents reported within the accompanying combined and condensed consolidated balance sheets that sum to the total of the same such amounts shown in the combined and condensed consolidated statements of cash flows:
Cash and cash equivalents	$ 42,270	$ 35,506	$ 18,296
Restricted cash	3,801	2,737	3,146
Total cash and cash equivalents and restricted cash as shown in the combined and condensed consolidated statements of cash flows	$ 46,071	$ 38,243	$ 21,442	$ 20,604